Risk and Capital Management (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 1,025,493	R$ 910,590
Loan operations and lease operations percentage	100.00%	100.00%
Industry And Commerce [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 222,945	R$ 186,198
Loan operations and lease operations percentage	21.70%	20.40%
Services [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 207,437	R$ 182,795
Loan operations and lease operations percentage	20.20%	20.10%
Other Sectors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 45,930	R$ 38,078
Loan operations and lease operations percentage	4.50%	4.20%
Individuals [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations value	R$ 549,181	R$ 503,519
Loan operations and lease operations percentage	53.60%	55.30%